Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 136.88%Δ
Australia − 16.74%
APA Group <<	531,207	$ 3,567,389
Atlas Arteria <<	1,961,364	9,842,974
Sydney Airport <<, †	2,798,986	16,319,358
Transurban Group <<	2,665,806	27,711,921
		57,441,642
Canada − 19.69%
Enbridge <<	540,319	21,263,297
Gibson Energy <<	484,441	8,739,252
Hydro One 144A #, <<	294,938	7,340,430
TC Energy <<	636,252	30,207,660
		67,550,639
China/Hong Kong − 2.52%
CLP Holdings <<	864,500	8,642,277
		8,642,277
France − 3.65%
Vinci <<	116,530	12,505,809
		12,505,809
Germany − 1.48%
Vantage Towers <<	142,224	5,083,271
		5,083,271
Italy − 11.06%
Atlantia <<, †	290,574	5,446,637
Enav 144A #, <<, †	3,879,749	16,922,265
Snam <<	597,779	3,531,961
Terna - Rete Elettrica Nazionale <<	1,524,438	12,052,667
		37,953,530
Japan − 6.75%
East Japan Railway <<	188,100	12,705,277
West Japan Railway <<	190,800	10,433,603
		23,138,880
Mexico − 3.95%
ALEATICA <<, †	8,246,830	8,622,955
Grupo Aeroportuario del Centro Norte <<, †	817,728	4,928,599
		13,551,554
New Zealand − 1.41%
Auckland International Airport <<, †	954,265	4,848,168
		4,848,168
NQ-MGU [8/21] 10/21 (1868661)    1

Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain − 11.07%
Aena SME 144A #, <<, †	154,972	$ 24,739,327
Iberdrola <<	895,785	11,100,542
Sacyr <<	865,441	2,137,751
		37,977,620
Switzerland − 1.21%
Flughafen Zuerich <<, †	25,025	4,159,219
		4,159,219
United Kingdom − 12.96%
National Grid <<	1,730,155	22,390,736
Severn Trent <<	251,030	9,532,452
SSE <<	344,835	7,739,624
United Utilities Group <<	328,963	4,782,806
		44,445,618
United States − 44.39%
American Electric Power <<	267,863	23,992,489
Atmos Energy <<	75,298	7,342,308
Cheniere Energy <<, †	144,350	12,624,851
CMS Energy <<	97,024	6,222,149
Essential Utilities <<	97,897	4,858,628
Eversource Energy <<	111,431	10,110,134
Kinder Morgan <<	729,458	11,868,282
NextEra Energy <<	216,930	18,219,951
NiSource <<	292,249	7,203,938
PPL <<	343,901	10,093,494
Sempra Energy <<	228,327	30,316,296
Southern <<	143,322	9,420,555
		152,273,075
Total Common Stocks (cost $446,503,189)		469,571,302

Master Limited Partnerships – 2.28%
Enterprise Products Partners <<	169,469	3,772,380
Magellan Midstream Partners <<	82,180	4,044,078
Total Master Limited Partnerships (cost $8,207,973)		7,816,458
Total Value of Securities−139.16% (cost $454,711,162)		477,387,760
Leverage Facility - (42.89%)		(147,130,000)
2    NQ-MGU [8/21] 10/21 (1868661)

(Unaudited)
Receivables and Other Assets Net of Liabilities — 3.73%	12,781,411
Net Assets Applicable to 12,403,293 Shares Outstanding — 100.00%	$343,039,171
Δ	Securities have been classified by country of origin.
<<	Fully or partially pledged as collateral for borrowing transactions.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $49,002,022, which represents 14.28% of the Fund's net assets.
NQ-MGU [8/21] 10/21 (1868661)    3